Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income1 [Abstract]
Adjustments and interest on miscellaneous receivables	$ 47,907,049	$ 60,684,923	$ 78,865,374
Rental of safe deposit boxes	38,332,161	29,343,229	23,115,682
Loans recovered	33,031,118	15,584,214	19,725,329
Debit and credit card commissions	30,064,234	18,742,485	15,305,433
Punitive interest	27,479,487	9,609,897	7,392,962
Reversal of impairment loss (Note 10.2)	9,753,067	6,020,461	3,270,432
Rent	9,206,831	7,458,885	6,896,946
Fees expenses recovered	7,526,209	5,882,044	6,702,876
Commission from syndicated transactions	3,428,346	2,001,074	2,666,800
Allowances reversed	52,219	6,151,542	3,828,802
Other operating income	42,398,624	26,359,327	24,869,527
TOTAL	$ 249,179,345	$ 187,838,081	$ 192,640,163